[MassMutual Financial Group Letterhead Appears Here]

November 26, 2008

United States Securities and Exchange Commission

Office of Insurance Products

Division of Investment Management

100 F. Street, NE

Washington, DC 20549-0506

Re:	Massachusetts Mutual Life Insurance Company and its Massachusetts Mutual Variable Life Separate Account I

Post-Effective Amendment No. 18 to Registration Statement on Form N-6

Prospectus Title: Variable Universal Life II

File Nos. 333-50410, 811-08075

Class Identifier: C000027255

Dear Commissioners:

On behalf of Massachusetts Mutual Life Insurance Company and its separate account, Massachusetts Mutual Variable Life Separate Account I (the “Separate Account”), I hereby certify pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”) that:

•

the Supplement to the Prospectus and the Supplement to the Statement of Additional Information contained in Post-Effective Amendment No. 18 to the above-referenced Registration Statement (the “Most Recent Amendment”) that would have been filed under Rule 497(c) under the 33 Act would not have differed from that contained in the Most Recent Amendment which was filed on and declared effective on November 24, 2008; and

•	the text of the Most Recent Amendment was filed electronically.

Sincerely,

/s/ Catherine Z. Collins
Catherine Z. Collins
Assistant Vice President and Counsel
Massachusetts Mutual Life Insurance Company